CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2019	$ 3,842		$ 3,697	$ (5,847,156)	$ 121,389		$ (5,718,228)
Beginning balance (in shares) at Jun. 30, 2019	38,417,461
Capital injection from non-controlling shareholders						$ 465,342	465,342
Net income (loss)				3,873,503		(178,313)	3,695,190
Appropriation of statutory reserve			14,061	(14,061)
Accretion of convertible redeemable preferred shares				(1,796,987)			(1,796,987)
Foreign currency translation adjustments					146,001		146,001
Ending balance at Jun. 30, 2020	$ 3,842		17,758	(3,784,701)	267,390	287,029	(3,208,682)
Ending balance (in shares) at Jun. 30, 2020	38,417,461
Capital injection from non-controlling shareholders						303,284	303,284
Net income (loss)				3,457,208		192,125	3,649,333
Accretion of convertible redeemable preferred shares		$ (747,110)		(2,282,419)			(3,029,529)
Foreign currency translation adjustments					(334,189)		(334,189)
Issuance of ordinary shares in exchange of acquisition of noncontrolling interests	$ 402	532,208				(532,610)
Issuance of ordinary shares in exchange of acquisition of noncontrolling interests (in shares)	4,024,415
Issuance of ordinary shares to employee share based payment platform	$ 163	(163)
Issuance of ordinary shares to employee share based payment platform (in shares)	1,627,424
Contribution from a controlling shareholder for disposal of a subsidiary under common control		113,117					113,117
Deemed dividends to convertible redeemable preferred shareholders				(2,084,786)			(2,084,786)
Contribution from preferred shareholders in connection with modification		101,948					101,948
Ending balance at Jun. 30, 2021	$ 4,407		17,758	(4,694,698)	(66,799)	249,828	$ (4,489,504)
Ending balance (in shares) at Jun. 30, 2021	44,069,300						44,069,300
Net income (loss)				(12,814,988)		194,858	$ (12,620,130)
Appropriation of statutory reserve			901,649	(901,649)
Accretion of convertible redeemable preferred shares		(3,865,430)					(3,865,430)
Foreign currency translation adjustments					(208,953)	(85,109)	(294,062)
Non-controlling interests arising from acquisition of subsidiary						1,721,734	1,721,734
Share-based compensation		9,522,187					9,522,187
Ending balance at Jun. 30, 2022	$ 4,407	$ 5,656,757	$ 919,407	$ (18,411,335)	$ (275,752)	$ 2,081,311	$ (10,025,205)
Ending balance (in shares) at Jun. 30, 2022	44,069,300						44,069,300